SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]
28. SUBSEQUENT EVENTS

The following significant events occurred subsequent to December 31, 2017:

Announced Acquisition of Primero Mining Corp. and Related Debt Financings

a.	On January 12, 2018, the Company entered into a definitive agreement to acquire all of the issued and outstanding shares of Primero Mining Corp. ("Primero") comprised of the following transactions:

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First Majestic to issue approximately 6,418,774 common shares of the Company, with an approximate fair value of $45.2 million at the time of the announcement, to shareholders of Primero in exchange for all of the issued and outstanding shares of Primero (the "Arrangement");

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First Majestic has entered into an agreement with Wheaton Precious Metals Corp. ("WPM") to restructure its streaming agreement at Primero’s San Dimas silver-gold mine (“San Dimas”) in exchange for 20,914,590 common shares of First Majestic, with an approximate fair value of $147.4 million at the time of the announcement. The new stream arrangement will be based on 25% of the gold equivalent production at San Dimas with ongoing payments of $600 per gold equivalent ounce delivered under the agreement.

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Holders of Primero’s $75 million 2020 convertible debentures (the "Debentures") will be asked to approve an amendment to accelerate the maturity date of the Debentures to the next business day following the effective date of the Arrangement and the Debentures will then be paid in full in accordance with the terms of the indenture.

•	Primero shareholders will vote on the acquisition on March 13, 2018.

The Arrangement will be effected by way of a plan of arrangement under the Business Corporations Act (British Columbia). The Arrangement will require approval by 66 2/3 percent of the votes cast at a special meeting of Primero shareholders and any additional shareholder approvals which may be required under Multilateral Instrument 61 - 101 - Protection of Minority Security Holders in Special Transactions. In addition to shareholder and court approvals, the Arrangement is subject to applicable regulatory approvals (including Mexican anti-trust clearance) and the satisfaction of certain other closing conditions customary in transactions of this nature. The transaction is expected to be closed in late March 2018.

b.
To fund the proposed repayment of the Debentures, amounts outstanding under Primero's existing revolving credit facility and other costs related to the closing of the Arrangement, the Company has successfully raised or has committed cash through the following debt financing arrangements:

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Issuance of $156.5 million five year convertible debentures with a semi-annual interest of 1.875% per annum. The initial conversion rate for the convertible debentures will be 104.3297 common shares per $1,000 principal amount, equivalent to an initial conversion price of approximately $9.59 per share of First Majestic. Proceeds from the convertible debentures will be used primarily for repayment of Primero’s existing convertible debentures, other costs related to the closing of the Arrangement and general working capital purposes.

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Scotiabank commitment of $150.0 million of new credit facilities, including a $75.0 million three year revolving credit facility and a $75.0 million one year bridge loan which bears an interest rate of LIBOR plus a range from 2.25% to 3.50%, depending on certain financial parameters of the Company. A standby fee from 0.56% to 0.88% is also applicable for the undrawn portion of the revolving credit facility. Proceeds from the revolving credit facility will be used to pay down First Majestic and Primero’s existing debt facilities. The bridge loan is meant to be used as a backstop which the Company does not expect to draw upon and may elect not to proceed with prior to closing.

Delisting from Bolsa Mexican Stock Exchange ("BMV")
Effective February 21, 2018, the Company has delisted from the BMV. As part of the process, the Company has placed in trust $2.0 million to repurchase and cancel 317,837 common shares from shareholders who acquired their shares on BMV.

Share Buyback
Since December 31, 2017, the Company has repurchased and cancelled 230,000 common shares for a total consideration of $1.3 million through a normal course issuer bid in the open market as approved by the Toronto Stock Exchange.